July 2, 2015

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE: Dreyfus Liquid Assets, Inc.
-Class Z

 1933 Act File No.: 2-49073
 1940 Act File No.: 811-02410
 CIK No.: 0000030158

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of the Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 109 to the Registration Statement, electronically filed with the Securities and Exchange Commission on June 30, 2015.

Please address any comments or questions to my attention at 212-922-6906.

Sincerely,

/s/ Elyse Cardona
Elyse Cardona
Paralegal